ASSETS HELD FOR SALE AND DISCONTINUED OPERATIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Discontinued Operations and Disposal Groups [Abstract]
Assets held for sale and discontinued operations

NOTE 3. ASSETS HELD FOR SALE AND DISCONTINUED OPERATIONS

During the second quarter of 2013, 44 of our hotels, including all 11 of our Baymont-branded hotels, were classified as assets held for sale, and the results of their operations have accordingly been presented within discontinued operations for all periods presented in the accompanying condensed consolidated statements of operations.

During the third and fourth quarters of 2013, 40 of these hotels, including all of the Baymont-branded hotels, were sold. The four remaining hotels were reflected in the accompanying condensed consolidated balance sheet as assets held for sale.

As of December 31, 2013, the carrying amounts of the major classes of assets for the assets held for sale were as follows:

December 31, 2013

(in thousands)
Current assets	$118
Property and equipment, net	7,134
Other non-current assets	80

Total assets	$7,332

On February 6, 2014, the four remaining hotels were sold. In accordance with the terms of our loan agreements existing at the time of such sale, all proceeds associated with the sale of these hotels were used to make principal payments on our long-term debt.

The following table summarizes the operating results of the discontinued operations:

	For the three months ended September 30,		For the nine months ended September 30,
	2014	2013	2014	2013

	(in thousands)
Hotel revenues	$—	$9,647	$361	$38,128
Direct lodging expenses	—	6,190	651	23,329
Other lodging and operating expenses	—	1,210	62	3,836

Operating income (loss)	—	2,247	(352)	10,963
Depreciation and amortization	—	—	—	(5,047)
Impairment loss	—	—	(151)	(19,913)
Gain on sale from discontinued operations	—	7,694	—	7,694

Income (loss) on discontinued operations, net of tax	$—	$9,941	$(503)	$(6,303)

Note 6. Assets held for sale and discontinued operations

In September 2012, we entered into a definitive agreement to sell one of our Baymont-branded hotels for approximately $1.8 million. As of that date, the hotel was classified as an asset held for sale, an impairment charge of $1.7 million was recognized to bring its carrying value to the lower of cost or estimated sales price, less estimated closing costs, and the results of its operations have been presented within discontinued operations for the years ended December 31, 2012 and 2011 in the accompanying combined statements of operations. In December 2012, the sale of this hotel was completed.

During 2012, we began an exercise to identify hotel assets in our portfolio which, for a variety of reasons, we determined detracted from our brand. As a result of a tentative disposal list of hotels being identified, and the resulting change in assumed holding period for these assets, an impairment charge of $51.5 million was recognized as part of our annual testing for impairment of long-lived assets. However, the assets did not meet all of the criteria for classification as assets held for sale as of December 31, 2012.

During the second quarter of 2013, the disposal list was finalized, causing 44 of our hotels, including all 11 of our Baymont-branded hotels, to meet all of the criteria to be classified as assets held for sale. As such, these hotels were classified as assets held for sale, and the results of their operations have accordingly been presented within discontinued operations for all periods presented in the accompanying combined statements of operations. In addition, for these assets held for sale an impairment charge was recorded for any differences between the estimated selling price less associated closing costs and the carrying amount of the assets. Any gains on sale from discontinued operations were recorded when the sales were completed.

During 2013, 40 of these hotels, including all of the Baymont-branded hotels were sold. As of December 31, 2013, the remaining four hotels are reflected in the accompanying combined balance sheet as assets held for sale.

As of December 31, 2013, the carrying amounts of the major classes of assets for the assets held for sale are as follows:

(In thousands)	2013

Current assets	$118
Property and equipment, net	7,134
Other non-current assets	80

Total assets	$7,332

Subsequent to December 31, 2013, the four remaining hotels held for sale were sold. Estimated closing costs of approximately $0.1 million are included as a reduction of assets held for sale in the accompanying combined balance sheets (See Note 10).

In accordance with the terms of our loan agreements, all proceeds associated with the sale of these hotels have been used to make principal payments on our long term-debt. (See Note 8).

The following table summarizes the operating results for discontinued operations:

	For the years ended December 31,
(In thousands)	2013	2012	2011

Hotel revenues	$41,477	$53,753	$51,611
Direct lodging expenses	25,780	34,391	33,664
Other lodging and operating expenses	4,317	5,132	4,544

Operating income	11,380	14,230	13,403
Depreciation and amortization	(5,056)	(13,854)	(13,159)
Impairment charge (see note 10)	(19,533)	(53,228)	—
Gain on sale from discontinued operations	10,714	—	—

Gain (loss) on discontinued operations	$(2,495)	$(52,852)	$244